Other Assets - Summary of Other Current Assets and Other Non-Current Assets (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2019	Dec. 31, 2018
Current
Advance payment	₩ 453,538	₩ 539,894
Prepaid expenses	145,834	123,770
Firm commitment asset	17,490	11,246
Others	14,315	9,553
Other current assets	631,177	684,463
Non-current
Long-term advance payment	21,950	24,280
Long-term prepaid expenses	41,256	334,918
Others	262,036	149,566
Other non-current assets	₩ 325,242	₩ 508,764